Basis of preparation - Leases (Details)	Jun. 30, 2019
South Africa | Minimum
Disclosure of initial application of standards or interpretations
Incremental borrowing rate	8.20%
South Africa | Maximum
Disclosure of initial application of standards or interpretations
Incremental borrowing rate	11.50%
Eurasia | Minimum
Disclosure of initial application of standards or interpretations
Incremental borrowing rate	0.90%
Eurasia | Maximum
Disclosure of initial application of standards or interpretations
Incremental borrowing rate	8.10%
United States of America | Minimum
Disclosure of initial application of standards or interpretations
Incremental borrowing rate	3.70%
United States of America | Maximum
Disclosure of initial application of standards or interpretations
Incremental borrowing rate	5.60%